Acquisitions and Dispositions - Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Oct. 08, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 2,011,278	$ 2,068,664		$ 1,973,608
Gallatin Steel Company [Member]
Business Acquisition [Line Items]
Cash			$ 48,957
Accounts receivable			82,291
Inventory			101,692
Other current assets			5,117
Property, plant and equipment			483,007
Goodwill			94,737
Other intangible assets			67,150
Other assets			2,529
Total assets acquired			885,480
Current liabilities			104,315
Long-term debt			2,093
Total liabilities assumed			106,408
Net assets acquired			$ 779,072